Quarterly Holdings Report
for
Fidelity® Tactical Bond Fund
November 30, 2025
TBF-NPRT1-0126
1.9904498.103
Asset-Backed Securities - 6.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.8%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	135,792	133,071
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	226,162	221,879
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		354,950
UNITED STATES - 5.6%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	104,037	100,001
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	163,295	154,773
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	240,000	214,771
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	923,875	849,990
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (b)	250,000	252,867
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)	248,754	247,387
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	482,500	452,304
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	27,720	28,717
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	52,470	53,067
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	31,680	32,385
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	42,570	42,430
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	43,560	43,400
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	24,750	24,603
TOTAL UNITED STATES		2,496,695
TOTAL ASSET-BACKED SECURITIES (Cost $2,781,254)		2,851,645

Commercial Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	90,664	90,664
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(d)	70,000	69,913
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	52,000	48,027
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(c)(d)	188,999	189,176
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.798% 4/15/2037 (b)(c)(d)	7,000	7,008
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.459% 2/15/2035 (b)(c)(d)	145,000	144,728
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 5.709% 2/15/2035 (b)(c)(d)	94,000	93,824
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)	100,000	89,817
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.0521% 5/15/2039 (b)(c)(d)	100,000	89,568
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.5009% 5/15/2039 (b)(c)(d)(e)	100,000	77,154
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)	70,148	70,192
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	86,045
TOTAL UNITED STATES		1,056,116
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,091,023)		1,056,116

Fixed-Income Funds - 30.3%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (f)	46,643	4,457,193
Fidelity High Income Central Fund (f)	40,501	4,470,492
Fidelity International Credit Central Fund (f)	53,659	4,581,422
TOTAL FIXED-INCOME FUNDS (Cost $13,408,579)		13,509,107

Foreign Government and Government Agency Obligations - 4.1%
		Principal Amount (a)	Value ($)
BRAZIL - 1.3%
Brazilian Federative Republic 10% 1/1/2029	BRL	1,000,000	174,930
Brazilian Federative Republic 10% 1/1/2033	BRL	1,700,000	273,504
Federative Republic of Brazil 7.250% 1/12/2056		121,000	120,758
TOTAL BRAZIL			569,192
COLOMBIA - 0.5%
Colombian Republic 8% 11/14/2035		200,000	215,600
DOMINICAN REPUBLIC - 1.1%
Dominican Republic Bond 4.875% 9/23/2032 (b)		270,000	257,402
Dominican Republic Bond 5.5% 2/22/2029 (b)		250,000	253,125
TOTAL DOMINICAN REPUBLIC			510,527
JAPAN - 1.2%
Japan Government 0.1% 12/20/2025	JPY	85,800,000	549,179
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,883,776)			1,844,498

Municipal Securities - 1.4%
	Principal Amount (a)	Value ($)
Illinois - 1.3%
General Obligations - 1.3%
Chicago IL Brd Ed 6.319% 11/1/2029	60,000	59,822
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025	520,000	519,228
		579,050
TOTAL ILLINOIS		579,050
Massachusetts - 0.1%
Health Care - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Medicine Proj.) Series 2025 G, 6.625% 10/1/2030 (g)	52,000	52,750
TOTAL MUNICIPAL SECURITIES (Cost $632,017)		631,800

Non-Convertible Corporate Bonds - 9.4%
	Principal Amount (a)	Value ($)
GUATEMALA - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA 4.5% 4/27/2031 (b)	310,000	287,603
Millicom International Cellular SA 6.25% 3/25/2029 (b)	72,000	72,108

TOTAL GUATEMALA		359,711
ISRAEL - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	209,953
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,553

TOTAL ISRAEL		417,506
MEXICO - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Petroleos Mexicanos 7.69% 1/23/2050	650,000	579,605
UNITED STATES - 6.4%
Communication Services - 0.9%
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	250,000	160,883
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	130,000	104,600
Sirius XM Radio LLC 4.125% 7/1/2030 (b)	140,000	132,561
		398,044
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	4,000	4,247
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	12,000	12,886
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,000	3,217
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	6,000	6,474
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	4,000	4,412
MPLX LP 5% 3/1/2033	100,000	100,957
MPLX LP 5.65% 3/1/2053	100,000	93,817
Targa Resources Corp 4.2% 2/1/2033	130,000	124,803
Targa Resources Corp 4.95% 4/15/2052	130,000	111,484
		462,297
Financials - 0.8%
Banks - 0.6%
Bank of America Corp 2.299% 7/21/2032 (d)	280,000	251,172
Consumer Finance - 0.2%
Capital One Financial Corp 5.468% 2/1/2029 (d)	18,000	18,475
Capital One Financial Corp 5.817% 2/1/2034 (d)	15,000	15,791
Capital One Financial Corp 7.624% 10/30/2031 (d)	32,000	36,210
		70,476
Financial Services - 0.0%
Corebridge Financial Inc 3.9% 4/5/2032	9,000	8,556
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,722
Corebridge Financial Inc 6.05% 9/15/2033	6,000	6,387
		16,665
TOTAL FINANCIALS		338,313

Health Care - 1.6%
Health Care Providers & Services - 1.6%
Centene Corp 4.625% 12/15/2029	120,000	116,005
Prime Healthcare Foundation Inc 7% 12/1/2027	294,000	304,543
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	250,000	254,386
		674,934
Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co 6.259% 5/1/2027	9,000	9,245
Boeing Co 6.298% 5/1/2029	12,000	12,763
Boeing Co 6.388% 5/1/2031	9,000	9,791
Boeing Co 6.528% 5/1/2034	10,000	11,120
Boeing Co 6.858% 5/1/2054	14,000	15,950
Boeing Co 7.008% 5/1/2064	14,000	16,032
		74,901
Materials - 0.6%
Chemicals - 0.6%
Celanese US Holdings LLC 6.5% 4/15/2030	140,000	139,779
Celanese US Holdings LLC 6.75% 4/15/2033	140,000	139,326
		279,105
Real Estate - 0.7%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 6.875% 7/15/2029	21,000	22,316
Piedmont Operating Partnership LP 9.25% 7/20/2028	39,000	43,195
		65,511
Health Care REITs - 0.1%
National Health Investors Inc 5.35% 2/1/2033	30,000	29,862
Office REITs - 0.4%
Highwoods Realty LP 7.65% 2/1/2034	89,000	101,580
Kilroy Realty LP 5.875% 10/15/2035	68,000	68,981
		170,561
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 8.875% 4/12/2029	28,000	30,326
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	8,000	7,557
American Homes 4 Rent LP 4.3% 4/15/2052	6,000	4,825
		12,382
TOTAL REAL ESTATE		308,642

Utilities - 0.6%
Electric Utilities - 0.6%
DPL LLC/Ohio 4.35% 4/15/2029	270,000	265,018
Multi-Utilities - 0.0%
Puget Energy Inc 4.224% 3/15/2032	15,000	14,402
TOTAL UTILITIES		279,420

TOTAL UNITED STATES		2,815,656
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,116,499)		4,172,478

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enbridge Inc 5.75% 7/15/2080 (d) (Cost $267,257)	250,000	258,089

U.S. Treasury Obligations - 37.7%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	4.05	59,000	42,521
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	1,588,000	1,417,724
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	5,589,000	5,096,688
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	1,359,400	1,265,994
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	311,000	314,742
US Treasury Notes 3.875% 8/15/2033	4.59 to 4.77	1,586,000	1,588,974
US Treasury Notes 4.25% 5/15/2035	4.35	136,000	138,804
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.13	1,020,000	1,039,763
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.53	5,377,000	5,558,894
US Treasury Notes 4.625% 2/15/2035	4.41	300,000	315,176
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,563,261)			16,779,280

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $3,321,956)	4.02	3,321,292	3,321,956

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $44,065,622)	44,424,969
NET OTHER ASSETS (LIABILITIES) - 0.2%	98,699
NET ASSETS - 100.0%	44,523,668

Currency Abbreviations
BRL	-	Brazilian Real
JPY	-	Japanese Yen

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,941,796 or 11.1% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	445,263	6,600,823	3,724,120	19,972	(10)	-	3,321,956	3,321,292	0.0%
Fidelity Floating Rate Central Fund	5,980,239	101,275	1,601,823	99,453	(50,788)	28,290	4,457,193	46,643	0.2%
Fidelity High Income Central Fund	5,473,893	85,503	1,100,000	85,501	3,175	7,921	4,470,492	40,501	0.3%
Fidelity International Credit Central Fund	5,710,837	48,247	1,300,000	48,248	(204,625)	326,963	4,581,422	53,659	4.6%
Total	17,610,232	6,835,848	7,725,943	253,174	(252,248)	363,174	16,831,063

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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